UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-255934-04

Central Index Key Number of issuing entity: 0001957662

BMO 2023-C4 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

Citi Real Estate Funding Inc.

(Central Index Key number: 0001701238)

LMF Commercial, LLC

(Central Index Key number: 0001592182)

Argentic Real Estate Finance LLC

(Central Index Key number: 0001624053)

3650 Real Estate Investment Trust 2 LLC

(Central Index Key number: 0001840727)

Natixis Real Estate Capital LLC

(Central Index Key number: 0001542256)

Oceanview Commercial Mortgage Finance, LLC

(Central Index Key number: 0001894245)

Greystone Commercial Mortgage Capital LLC

(Central Index Key number: 0001931347)

Starwood Mortgage Capital LLC

(Central Index Key number: 0001548405)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number     Description

Exhibit 102            Asset Data File

Exhibit 103            Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: January 17, 2023	/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Chief Executive Officer

BMO 2023-C4 - Form ABS-EE